Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Interest Expense on Deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2021	2020	2019

Interest bearing checking accounts	$178	148	288
Savings accounts	624	716	1,338
Time deposits and money market accounts	5,863	22,834	33,227
Total	$6,665	23,698	34,853

Maturity of Total Time Deposits
At December 31, 2021, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$906,995
1 to 2 years	75,370
2 to 3 years	11,176
3 to 4 years	1,141
4 to 5 years	499
Over 5 years	133
$995,314